Income tax (Details Narrative) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Tax loss carry forwards	$ 7,062,625	$ 4,827,374
Gross deferred tax assets	1,200,646	820,654
Valuation allowance	$ 1,200,646	$ 820,654